State Street SPDR Portfolio Intermediate Term Treasury ETF Investment Objectives and Goals - State Street SPDR Portfolio Intermediate Term Treasury ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Portfolio Intermediate Term Treasury ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Portfolio Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate-term sector of the United States Treasury market.